N-4	Apr. 28, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	DELAWARE LIFE VARIABLE ACCOUNT F
Entity Central Index Key	0000853285
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false